Segmented information (Tables)	3 Months Ended
Mar. 31, 2019
Segmented Information [Abstract]
Schedule of segmented information
	Three months ended March 31, 2019		Three months ended March 31, 2018
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Revenue	$-	$101,404	$-	$166,133
Gross profit	-	5,252	-	63,465
Operating expenses	6,159,225	112,520	3,584,411	71,876
Other items	14,402,903	3,225	(1,196,739)	7,891
Income tax	-	(42,756)	-	-
Comprehensive loss	20,559,445	67,737	2,387,672	16,302

Inventory	$632,582	$229,843	$-	$258,093
Plant and equipment	6,980,275	497,123	2,496,859	21,698